Document And Entity Information	3 Months Ended
Oct. 31, 2013
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Oct. 31, 2013
Entity Registrant Name	EON COMMUNICATIONS CORP
Entity Central Index Key	0001084752
Entity Filer Category	Smaller Reporting Company